Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2020		Dec. 31, 2019		Jun. 30, 2020
Income Statement [Abstract]
Operating costs	$ 293,008				$ 490,589
Formation and operating costs			$ 96,257
Loss from operations	(293,008)		(96,257)		(490,589)
Other income:
Interest earned on marketable securities held in Trust Account	848,983		137,528		1,824,647
Unrealized (loss) gain on marketable securities held in Trust Account	(783,082)		(12,966)		2,280
Other income, net	65,901		124,562		1,826,927
(Loss) income before provision for income taxes	(227,107)		28,305		1,336,338
Benefit (provision) from income taxes	47,629		(6,033)		(280,755)
Net (loss) income	$ (179,478)		$ 22,272		$ 1,055,583
Weighted average shares outstanding, basic and diluted	8,215,417	[1]	5,864,684	[2]	8,200,875	[1]
Basic and diluted net loss per common share	$ (0.03)	[3]	$ (0.01)	[4]	$ (0.03)	[3]

[1]	Excludes an aggregate of up to 23,723,087 shares subject to possible redemption.
[2]	Excludes an aggregate of up to 23,763,667 shares subject to possible redemption.
[3]	Excludes interest income and unrealized losses of $58,645 and $1,334,961 attributable to shares subject to possible redemption for the three and six months ended June 30, 2020 (see Note 2).
[4]	Excludes interest income and unrealized losses of $56,863 attributable to shares subject to possible redemption for the period from September 19, 2019 (inception) through December 31, 2019 (see Note 2).